Note 3 - Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Significant Accounting Policies [Text Block]
NOTE
3–
BASIS OF REPORTING AND SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited condensed consolidated financial statements of Applied Minerals, Inc. have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not
include all of the information and footnotes required by GAAP for complete financial statements.

In the opinion of management, these interim unaudited condensed consolidated financial statements contain all of the adjustments of a normal and recurring nature which are considered necessary for a fair presentation of the financial position of the Company and the results of its operations and cash flows for the periods presented. The results of operations for the three
and
six
months ended
June 30, 2018
are
not
necessarily indicative of the operating results for the entire year. These financial statements should be read in conjunction with the financial statements and related disclosures for the year ended
December 31, 2017,
included in the Annual Report of Applied Minerals, Inc. on Form
10
-K/A filed with the SEC on
August 14, 2018.

The accompanying interim unaudited condensed consolidated financial statements reflect the application of certain significant accounting policies as described below and elsewhere in these notes. The Company’s significant accounting policies and estimates remain unchanged from those detailed in the Company’s Annual Report on Form
10
-K/A for the year ended
December 31, 2017.

Exploration-Stage Company
Effective
January 1, 2009,
the Company was, and still is, classified as an exploration company because the existence of proven or probable reserves at the Company’s Dragon Mine property have not
been demonstrated and
no
significant revenue has been earned from the mine. Under the SEC’s Industry Guide
7,
a mining company is considered an exploration stage company until it has declared mineral reserves determined in accordance with the guide and staff interpretations thereof.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Applied Minerals, Inc. and its inactive subsidiary, which holds
100
acres of timber and mineral property in northern Idaho.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. In these consolidated financial statements, the warrant and PIK note derivative liabilities, stock compensation, impairment of long-lived assets and valuation allowance on income taxes involve extensive reliance on management’s estimates. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and cash equivalents include all highly liquid investments with a maturity of three
months or less. The Company minimizes its credit risk by investing its cash and cash equivalents, which sometimes exceed federally insured limits with major financial institutions located in the United States with a high credit rating.

Receivables
Trade receivables are reported at outstanding principal amounts, net of an allowance for doubtful accounts.

Management evaluates the collectability of receivable account balances to determine the allowance, if any. Management considers the other party’s credit risk and financial condition, as well as current and projected economic and market conditions, in determining the amount of the allowance. Receivable balances are written off when management determines that the balance is uncollectable.
No
allowance was required at
June 30, 2018
and
December 31, 2017.

Property and Equipment
Property and equipment are carried at cost net of accumulated depreciation and amortization. Depreciation and amortization is computed on the straight-line method over the estimated useful lives of the assets, or the life of the lease, whichever is shorter, as follows:

	Estimated
	Useful Life (years)
Building and Building Improvements	5	–	40
Mining equipment	2	–	7
Office and shop furniture and equipment	3	–	7
Vehicles		5

Depreciation expense for the
three
months ended
June 30, 2018
and
2017
totaled
$321,818,
and
$328,980,
respectively, and for the
six
months ended
June 30, 2018
and
2017
totaled
$644,962
and
$659,765,
respectively.

Impairment of Long-lived Assets
The Company periodically reviews the carrying amounts of long-lived assets to determine whether current events or circumstances warrant adjustment to such carrying amounts. Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may
not
be recoverable. When such events occur, the Company compares the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset to its carrying amount. If this comparison indicates that there is an impairment, the amount of the impairment is typically calculated using discounted expected future cash flows where observable fair values are not
readily determinable. Considerable management judgment is necessary to estimate the fair value of assets. Assets to be disposed of are carried at the lower of their financial statement carrying amount or fair value, less cost to sell. The Company has determined that there was no
impairment of its long-lived assets as of
June
30,2018
and
2017.

Revenue Recognition
Revenue includes sales of halloysite clay and iron oxide during
2017
and is recognized when title passes to the buyer and when collectability is reasonably assured. Title passes to the buyer based on terms of the sales contract. Product pricing is determined based on negotiated contractual arrangements with the Company’s customers.

In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued guidance on revenue recognition, which provides a single, comprehensive revenue recognition model for all contracts with customers and supersedes most existing revenue recognition guidance.  The main principle under this guidance is that an entity should recognize revenue at the amount it expects to be entitled to in exchange for the transfer of goods or services to customers.  The Company identified the predominant changes to its accounting policies resulting from the application of this guidance and quantified the impact on its consolidated financial statements.  The cumulative effect of the initial adoption of this guidance did not
have any significant impact on the Company’s consolidated financial statements as the Company did not
have any significant customer contracts in place at
December 31, 2017.
The Company adopted this guidance on
January 1, 2018.
For
2018,
revenue is recognized when control over the product transfers to the customer.

Mining Exploration and Development Costs
Land and mining property are carried at cost. The Company expenses prospecting and mining exploration costs. At the point when a property is determined to have proven and probable reserves, subsequent development costs will be capitalized and will be charged to operations using the units-of-production method over proven and probable reserves. Upon abandonment or sale of a mineral property, all capitalized costs relating to the specific property are written off in the period abandoned or sold and a gain or loss is recognized.

Income taxes
The Company uses an asset and liability approach which results in the recognition of deferred tax liabilities and assets for the expected future tax consequences or benefits of temporary differences between the financial reporting basis and the tax basis of assets and liabilities, as well as operating loss and tax credit carry forwards, using enacted tax rates in effect in the years in which the differences are expected to reverse.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not
that some portion or all of its deferred tax assets will
not
be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. A full valuation allowance has been provided for the Company’s net deferred tax assets as it is more likely than not
that they will
not
be realized.

Authoritative guidance provides that the tax effects from an uncertain tax position taken or expected to be taken in a tax return can be recognized in our financial statements only if the position is more likely than not
of being sustained on audit based on the technical merits of the position. As of
December 31,
2no
benefit from uncertain tax positions was recognized in our financial statements. The Company has elected to classify interest and/or penalties related to income tax matters in income tax expense.

Stock Options and Warrants
The Company follows ASC
718
(Stock Compensation) and
505
-
50
(Equity-Based Payments to Non-employees), which provide guidance in accounting for share-based awards exchanged for services rendered and requires companies to expense the estimated fair value of these awards over the requisite service period. The Company instituted a formal long-term and short-term incentive plan on
November 20, 2012,
which was approved by its shareholders. Prior to that date, we did not
have a formal equity plan, but all equity grants, including stock options and warrants, were approved by our Board of Directors. We determine the fair value of the stock-based compensation awards granted to non-employees as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either of (
1
) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (
2
) the date at which the counterparty’s performance is complete. Beginning in the quarter ended
June 30, 2013
the Company began using the simplified method to determine the expected term for any options granted because the Company did not
have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The Company previously utilized the contractual term as the expected term.

Environmental Matters
Expenditures for ongoing compliance with environmental regulations that relate to current operations are expensed or capitalized as appropriate. Expenditures resulting from the remediation of existing conditions caused by past operations that do not
contribute to future revenue generations are expensed. Liabilities are recognized when environmental assessments indicate that remediation efforts are probable and the costs can be reasonably estimated.

Estimates of such liabilities are based upon currently available facts, existing technology and presently enacted laws and regulations taking into consideration the likely effects of inflation and other societal and economic factors, and include estimates of associated legal costs. These amounts also reflect prior experience in remediating contaminated sites, other companies’ clean-up experience and data released by The Environmental Protection Agency or other organizations. Such estimates are by their nature imprecise and can be expected to be revised over time because of changes in government regulations, operations, technology and inflation. Recoveries are evaluated separately from the liability and, when recovery is assured, the Company records and reports an asset separately from the associated liability.

Based upon management’s current assessment of its environmental responsibilities, it does not
believe that any reclamation or remediation liability exists at
June 30, 2018.

Recent Issued Accounting Pronouncements

In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued guidance on revenue recognition, which provides a single, comprehensive revenue recognition model for all contracts with customers and supersedes most existing revenue recognition guidance.  The main principle under this guidance is that an entity should recognize revenue at the amount it expects to be entitled to in exchange for the transfer of goods or services to customers.  The Company identified the predominant changes to its accounting policies resulting from the application of this guidance and quantified the impact on its consolidated financial statements.  The cumulative effect of the initial adoption of this guidance did not
have any significant impact on the Company’s consolidated financial statements as the Company did not
have any significant customer contracts in place at
December 31, 2017.
The Company adopted this guidance on
January 1, 2018.

In
February 2016,
the FASB issued ASU
2016
-
02
(“Topic
842”
) new accounting guidance for leases, which supersedes previous lease guidance. Under this guidance, for all leases with terms in excess of one
year, including operating leases, the Company will be required to recognize on its balance sheet a lease liability and a right-of-use asset representing its right to use the underlying asset for the lease term. The new guidance retains a distinction between finance leases and operating leases and the classification criteria is substantially similar to previous guidance. Additionally, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not
significantly changed. The guidance is effective for the Company beginning
January 1, 2019.
The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

NOTE
3
– SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Exploration-Stage Company

Effective
January 1, 2009,
the Company was, and still is, classified as an exploration company because the existence of proven or probable reserves at the Company’s Dragon Mine property have not
been demonstrated and
no
significant revenue has been earned from the mine. Under the SEC’s Industry Guide
7,
a mining company is considered an exploration stage company until it has declared mineral reserves determined in accordance with the guide and staff interpretations thereof.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Applied Minerals, Inc. and its inactive subsidiary, which holds
100
acres of timber and mineral property in northern Idaho.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. In these consolidated financial statements, the warrant and PIK note derivative liabilities, stock compensation, impairment of long-lived assets and valuation allowance on income taxes involve extensive reliance on management’s estimates. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with a maturity of three
months or less. The Company minimizes its credit risk by investing its cash and cash equivalents, which sometimes exceeds FDIC limits, with major financial institutions located in the United States with a high credit rating.

Receivables

Trade receivables are reported at outstanding principal amounts, net of an allowance for doubtful accounts.

Management evaluates the collectability of receivable account balances to determine the allowance, if any. Management considers the other party’s credit risk and financial condition, as well as current and projected economic and market conditions, in determining the amount of the allowance. Receivable balances are written off when management determines that the balance is uncollectable.
No
allowance was required at
December 31, 2017
and
2016.

Property and Equipment

Property and equipment are carried at cost net of accumulated depreciation and amortization. Depreciation and amortization is computed on the straight-line method over the estimated useful lives of the assets, or the life of the lease, whichever is shorter, as follows:

	Estimated
	Useful Life (years)
Building and Building Improvements	5	–	40
Mining equipment	2	–	7
Office and shop furniture and equipment	3	–	7
Vehicles		5

Depreciation expense for the years ended
December 31, 2017
and
2016
totaled
$1,316,537,
and
$1,348,860,
respectively.

Impairment of Long-lived Assets

The Company periodically reviews the carrying amounts of long-lived assets to determine whether current events or circumstances warrant adjustment to such carrying amounts. Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may
not
be recoverable. When such events occur, the Company compares the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset to its carrying amount. If this comparison indicates that there is an impairment, the amount of the impairment is typically calculated using discounted expected future cash flows where observable fair values are not
readily determinable. Considerable management judgment is necessary to estimate the fair value of assets. Assets to be disposed of are carried at the lower of their financial statement carrying amount or fair value, less cost to sell. The Company has determined that there was no
impairment of its long-lived assets as of
December 31, 2017
and
2017.

Revenue Recognition

Revenue includes sales of halloysite clay and iron oxide, and is recognized when title passes to the buyer and when collectability is reasonably assured. Title passes to the buyer based on terms of the sales contract. Product pricing is determined based on contractual arrangements with the Company’s customers.

Mining Exploration and Development Costs

Land and mining property are carried at cost. The Company expenses prospecting and mining exploration costs. At the point when a property is determined to have proven and probable reserves, subsequent development costs will be capitalized and will be charged to operations using the units-of-production method over proven and probable reserves. Upon abandonment or sale of a mineral property, all capitalized costs relating to the specific property are written off in the period abandoned or sold and a gain or loss is recognized.

Income taxes

The Company uses an asset and liability approach which results in the recognition of deferred tax liabilities and assets for the expected future tax consequences or benefits of temporary differences between the financial reporting basis and the tax basis of assets and liabilities, as well as operating loss and tax credit carry forwards, using enacted tax rates in effect in the years in which the differences are expected to reverse.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not
that some portion or all of its deferred tax assets will
not
be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. A full valuation allowance has been provided for the Company’s net deferred tax assets as it is more likely than not
that they will
not
be realized.

Authoritative guidance provides that the tax effects from an uncertain tax position taken or expected to be taken in a tax return can be recognized in our financial statements only if the position is more likely than not
of being sustained on audit based on the technical merits of the position. As of
December 31, 2017
no
benefit from uncertain tax positions was recognized in our financial statements. The Company has elected to classify interest and/or penalties related to income tax matters in income tax expense.

Stock Options and Warrants

The Company follows ASC
718
(Stock Compensation) and
505
-
50
(Equity-Based Payments to Non-employees), which provide guidance in accounting for share-based awards exchanged for services rendered and requires companies to expense the estimated fair value of these awards over the requisite service period. The Company instituted a formal long-term and short-term incentive plan on
November 20, 2012,
which was approved by its shareholders. Prior to that date, we did not
have a formal equity plan, but all equity grants, including stock options and warrants, were approved by our Board of Directors. We determine the fair value of the stock-based compensation awards granted to non-employees as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. If the fair value of the equity instruments issued is used, it is measured using the stock price and other measurement assumptions as of the earlier of either of (
1
) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (
2
) the date at which the counterparty’s performance is complete. Beginning in the quarter ended
June 30, 2013
the Company began using the simplified method to determine the expected term for any options granted because the Company did not
have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The Company previously utilized the contractual term as the expected term.

Environmental Matters

Expenditures for ongoing compliance with environmental regulations that relate to current operations are expensed or capitalized as appropriate. Expenditures resulting from the remediation of existing conditions caused by past operations that do not
contribute to future revenue generations are expensed. Liabilities are recognized when environmental assessments indicate that remediation efforts are probable and the costs can be reasonably estimated.

Estimates of such liabilities are based upon currently available facts, existing technology and presently enacted laws and regulations taking into consideration the likely effects of inflation and other societal and economic factors, and include estimates of associated legal costs. These amounts also reflect prior experience in remediating contaminated sites, other companies’ clean-up experience and data released by The Environmental Protection Agency or other organizations. Such estimates are by their nature imprecise and can be expected to be revised over time because of changes in government regulations, operations, technology and inflation. Recoveries are evaluated separately from the liability and, when recovery is assured, the Company records and reports an asset separately from the associated liability.

Based upon management’s current assessment of its environmental responsibilities, it does not
believe that any reclamation or remediation liability exists at
December 31, 2017.

Recent Issued Accounting Pronouncements

In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued guidance on revenue recognition, which provides a single, comprehensive revenue recognition model for all contracts with customers and supersedes most existing revenue recognition guidance.  The main principle under this guidance is that an entity should recognize revenue at the amount it expects to be entitled to in exchange for the transfer of goods or services to customers.  The Company has identified the predominant changes to its accounting policies resulting from the application of this guidance and is in the process of quantifying the impact on its consolidated financial statements.  The cumulative effect of the initial adoption will be reflected as an adjustment to the opening balance of retained earnings as of the date of the application of the guidance; however, this guidance will not
have a significant impact on the Company’s consolidated financial statements as the Company does not
have significant customer contracts in place at
December 31, 2017.
The Company will adopt this guidance
January 1, 2018
as required.

In
February 2016,
the FASB issued ASU
2016
-
02
(“Topic
842”
) new accounting guidance for leases, which supersedes previous lease guidance. Under this guidance, for all leases with terms in excess of one
year, including operating leases, the Company will be required to recognize on its balance sheet a lease liability and a right-of-use asset representing its right to use the underlying asset for the lease term. The new guidance retains a distinction between finance leases and operating leases and the classification criteria is substantially similar to previous guidance. Additionally, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not
significantly changed. The Company is currently evaluating the impact is guidance on its consolidated balance sheets. This guidance is effective for interim and annual reporting periods beginning after
December 15, 2018,
with early adoption permitted.